Provisions and other non-current liabilities - Product liability, governmental investigations and other legal matters provision movements (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in other provisions [abstract]
Less current portion	$ (53)	$ 0
Litigation and other legal matters
Reconciliation of changes in other provisions [abstract]
January 1	0	0	$ 42
Additions to provisions	54	9	0
Cash payments	(1)	(9)	(40)
Releases	0	0	(2)
December 31	53	0	0
Less current portion	(53)	0	0
Non-current provisions for litigation and other legal matters at December 31	$ 0	$ 0	$ 0